Related party transactions - Loans from shareholders and officers (Details) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 03, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 06, 2024	Oct. 15, 2024	Dec. 31, 2023	Oct. 13, 2023	Feb. 28, 2023	Feb. 03, 2023
Related party transactions
Aggregate principal amount	$ 5,106,599					$ 5,106,599	$ 5,106,599		$ 6,505,000		$ 750,000
Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	134,667,522
Subordinated convertible notes, common per shares	$ 0.078
February 2023 Notes
Related party transactions
Aggregate principal amount											$ 690,000
Interest expense		$ 0	$ 160,940	$ 0	$ 377,088
Benjamin Klein | Subordinate convertible note
Related party transactions
Aggregate principal amount		335,318		335,318				$ 328,026
Interest expense		$ 11,499	$ 14,323	$ 33,542	$ 32,654
Benjamin Klein | Subordinate convertible note | Common Stock [Member] | Convertible Subordinated Debt [Member]
Related party transactions
Subordinated convertible notes, common shares	1,115,728
Subordinated convertible notes, common per shares	$ 0.078
Benjamin Klein | February 2023 Notes
Related party transactions
Aggregate principal amount										$ 312,396